Fair Value Measurement - Black Scholes Model For The Valuation Of Fair Value Of Warrants (Details)	Jun. 30, 2023 Y $ / shares	Dec. 31, 2022 $ / shares Y
Expiration of warrant (years)
Fair Value Measurements
Fair value of warrants | Y	4.4	4.9
Fair market value per share (US$)
Fair Value Measurements
Fair value of warrants	0.5	0.84
Exercise price (US$)
Fair Value Measurements
Fair value of warrants	2.75	2.75
Risk-free rate
Fair Value Measurements
Fair value of warrants	0.0423	0.0405
Standard derivation in the value of stock
Fair Value Measurements
Fair value of warrants	1.312	1.312